22. Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net income	$ 1,198,224	$ 1,439,822	$ 1,077,704	$ 1,109,841	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 4,825,591	$ 5,124,908
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									5,592,615	9,342,682
Cash Flows from Financing Activities
Dividends paid on preferred stock									(81,250)	(81,250)
Dividends paid on common stock									(2,262,089)	(2,168,476)
Net cash used in financing activities									3,571,858	8,044,016
Net increase in cash									3,889,716	6,632,185
Cash Paid for Interest									2,656,688	3,067,376
Dividends paid:
Dividends declared									3,172,179	3,130,868
Increase in dividends payable attributable to dividends declared									(24,847)	(55,980)
Dividends reinvested									(885,243)	(906,412)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									4,825,591	5,124,908
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(2,448,296)	(2,807,052)
(Increase) decrease in income taxes receivable									(5,443)	1,607
Net cash provided by operating activities									2,371,852	2,319,463
Cash Flows from Financing Activities
Dividends paid on preferred stock									(81,250)	(81,250)
Dividends paid on common stock									(2,262,089)	(2,168,476)
Net cash used in financing activities									(2,343,339)	(2,249,726)
Net increase in cash									28,513	69,737
Cash Beginning				$ 479,812				$ 410,075	479,812	410,075
Cash Ending	$ 508,325				$ 479,812				508,325	479,812
Cash Received for Income Taxes									233,952	235,559
Cash Paid for Interest									409,432	402,011
Dividends paid:
Dividends declared									3,172,179	3,130,868
Increase in dividends payable attributable to dividends declared									(24,847)	(55,980)
Dividends reinvested									(885,243)	(906,412)
Total common shares dividends paid									$ 2,262,089	$ 2,168,476